Label	Element	Value
Oaktree High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oaktree High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Oaktree High Yield Bond Fund (the “High Yield Fund” or the “Fund”) is to provide current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 15, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio .

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the fee waivers and/or expense reimbursements described above for the first year ).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are, at the time of investment, rated below investment grade (lower than BBB- by Standard & Poor’s Ratings Services (“S&P”), lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or lower than BBB- by Fitch Ratings, Inc. (“Fitch)), or their unrated equivalents as determined by the Adviser (commonly referred to as “junk bonds” or “high yield bonds”).  Split rated securities will be considered to have the lower credit rating.  For purposes of the Fund’s 80% policy, “bonds” may include, but are not limited to, fixed and floating rate corporate bonds, debentures and notes, bank loans and zero coupon and paid-in-kind obligations.

The Fund may also invest in other types of securities, including convertible securities, debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and equities, including but not limited to common stock, preferred stock, warrants and options.  The Fund invests primarily in North American and European issuers, but may invest up to 20% of its net assets in issuers domiciled outside of North America or Europe, including emerging market countries.  A significant portion of the Fund’s investments may be denominated in a foreign currency and the Fund may use derivatives, such as forward foreign currency exchange contracts and options, to hedge its investment portfolio against currency risks.  The Fund may invest in securities of any rating, including non-rated securities, and without regard to maturity.  The Fund may also use total return swaps to obtain exposure to particular securities.

The Adviser’s investment process in managing the Fund is bottom-up, based upon company-specific research.  The Adviser’s highest priority in evaluating high yield bonds is assessing the amount of credit risk in a given security.  The Adviser does not select investments for the Fund solely based on anticipated economic forecasts or interest rate movements.

In selecting investments for the Fund, the Adviser considers whether the absolute amount of risk is acceptable, the yield compensates for the risk, and the investment’s relationship between risk and return is adequately attractive relative to other investment opportunities. The Adviser typically purchases securities that it would be prepared to hold for the long term.  The Fund pursues a strategy of retaining the interest income generated by the bonds purchased.  The Adviser believes that the avoidance of defaults is the most reliable source of superior performance and manages the Fund to achieve a lower default rate than the overall high yield bond market.

The Adviser will seek to sell securities for the Fund if it anticipates actual or potential deterioration in a security’s credit quality before it is reflected in the security’s price, the security’s price has significantly appreciated, lowering its yield, or another security is available which offers a better risk/reward trade-off.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, you may lose money by investing in the Fund.  Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

•	Bank Loans Risk. Bank loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. There may not be an active trading market for certain bank loans and the liquidity of some actively traded loans may be impaired due to adverse market conditions. See ‘‘Liquidity Risk.’’ Transactions in bank loans may settle on a delayed basis. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. In addition, because the bank loans in which the Fund invests are typically rated below investment grade, the risks associated with bank loans are similar to the risks of below investment grade bonds. See ‘‘High Yield Bond Risk.’’

•	Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	Credit Risk. Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.

•	Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the-counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. dollar denominated securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Swaps — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•	Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

•	Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

•	Foreign Securities Risk. Investing in securities of foreign issuers can increase the potential for losses in the Fund and involve risks not typically associated with investments in U.S. issuers. These risks include the risk of nationalization or expropriation of assets or confiscatory taxation, social, economic, and political uncertainty, dependence on exports and the corresponding importance of international trade, price fluctuations, market volatility, less liquidity, and smaller capitalization of securities markets, and currency exchange rate fluctuations.

•	High Yield Bond Risk. High yield bonds are subject to greater risk of loss of principal and interest than higher rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

•	Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Recently, interest rates in the United States have been at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

•	Investment Strategy Risk. There can be no assurance that the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•	Limited Operating History. The Fund is newly formed and has a limited operating history. There can be no assurance that the Fund will attract sufficient assets to achieve or maximize investment and operational efficiencies.

•	Liquidity Risk. The Fund may invest in securities and other assets that are thinly traded, securities and other assets for which no market exists, and/or securities which are restricted as to their transferability under applicable securities laws and/or documents governing particular transactions of the Fund. As a result, certain securities or other assets that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in debt obligations has been outpaced by the growth in the size of the debt markets. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets.

•	Market Risk. The overall market for the securities and other instruments in which the Fund invests may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•	Prepayment Risk. Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to reinvest the proceeds in lower yielding securities.

•	U.S. Government Securities Risk. U.S. government obligations are affected by changes or expected changes in interest rates, among other things. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, they are still subject to credit risk. Securities issued or guaranteed by federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. Moreover, some securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. government will do so.

•	Zero Coupon Bonds and Payment-In-Kind Bonds Risk. Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero coupon bonds and payment-in-kind bonds do not pay interest, the value of zero coupon bonds and payment-in-kind bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year and since inception compare with that of a broad-based securities index.  The returns in the bar chart and best/worst quarter are for Institutional Class shares.  The performance of Advisor Class shares will vary due to differing expense structures.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.oaktreefunds-us.com or by phone at 855-OAK-FUND (855-625-3863).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year and since inception compare with that of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-625-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oaktreefunds-us.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class shares Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	March 31, 2015	2.84%

Lowest Quarterly Return:	September 30, 2015	-4.15%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and will vary for Advisor Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Institutional Class shares only and will vary for Advisor Class shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2015
Oaktree High Yield Bond Fund | Bank of America / Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index – USD Hedged (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America / Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index – USD Hedged (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.52%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Oaktree High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.94%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,752
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,927
Annual Return 2015	rr_AnnualReturn2015	(2.65%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.77%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Oaktree High Yield Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.48%)
Oaktree High Yield Bond Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)
Oaktree High Yield Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.94%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,143
Label	rr_AverageAnnualReturnLabel	Advisor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014

[1]	Oaktree Capital Management L.P., the Fund's investment adviser ("Oaktree" or the "Adviser"), has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 0.95% for the Institutional Class and 1.20% for the Advisor Class of the Fund through December 15, 2017. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs and non-routine or extraordinary expenses. Oaktree is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within three years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed.